Long-Term Investments, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Long-Term Investments, Net [Abstract]
Schedule of long-term investments
	As of
	Ownership interest	March 31, 2023	Ownership interest	December 31, 2022
Marketable equity securities
Investment C	0.00%*	$425	0.46%	$2,443,593

Non-marketable equity securities:
Investment A	8.37%	5,737,714	8.37%	5,717,678
Investment B	3.63%	510,263	3.63%	513,000
Investment D	4.49%	16,398,730	4.92%	16,030,943
Investment E	4.00%	519,769	4.00%	522,557
Investment F	4.00%	11,378,937	4.00%	11,805,589
Total		34,545,413		34,589,767
Net carrying value		$34,545,838		$37,033,360

	As of December 31,
	Ownership interest	2022	Ownership interest	2021
Marketable equity securities:
Investment C	0.46%	$2,443,593	0.47%	$7,795,479

Non-marketable equity securities:
Investment A	8.37%	5,717,678	3.55%	5,790,115
Investment B	3.63%	513,000	3.30%	1,270,848
Investment D	4.92%	16,030,943	5.11%	17,912,302
Investment E	4.00%	522,557	4.00%	523,269
Investment F	4.00%	11,805,589	—	—
Total		34,589,767		25,496,534
Net carrying value		$37,033,360		$33,292,013

Schedule of changes in fair value of non-marketable equity securities
	As of
	March 31, 2023	December 31, 2022
Balance at beginning of period/year	$34,589,767	$25,496,534
Additions	—	16,228,690

Adjustments:
Downward adjustments	(427,652)	(6,898,549)
Upward adjustments	—	2,137,021
Foreign exchange adjustment	383,298	(2,373,929)
Balance at end of period/year	$34,545,413	$34,589,767

	As of December 31,
	2022	2021
Balance at beginning of year	$25,496,534	$39,416,469
Additions	16,228,690	3,427,791
Change from Level 3 to Level 1	—	(20,194,196)
Adjustments:
Upward adjustments	2,137,021	3,531,464
Downward adjustments	(6,898,549)	—
Foreign exchange adjustment	(2,373,929)	(684,994)
Balance at end of year	$34,589,767	$25,496,534

Schedule of cumulative unrealized gains and losses, included in the carrying value
	As of
	March 31, 2023	December 31, 2022
Downward adjustments (including impairment)	$(27,682,252)	$(27,254,600)
Upward adjustments	$6,209,357	$6,209,357

	As of December 31,
	2022	2021
Downward adjustments (including impairment)	$(27,254,600)	$(20,356,051)
Upward adjustments	$6,209,357	$4,072,336

Schedule of investment income is recorded as other income
	For the three months ended March 31,
	2023	2022
Marketable equity securities:
Unrealized gain from the changes in fair value – Investment C	$266	$2,148,935
Realized gain from sale of Investment C	1,541,736	—

Non-marketable equity securities
Unrealized losses (including impairment) – Investment F	(427,652)	—
Dividend income	608,714	—
Investment income, net	$1,723,064	$2,148,935

	Years ended December 31,
	2022	2021
Marketable equity securities:
Unrealized loss from the changes in fair value – Investment C	$(5,330,652)	$(12,398,717)

Non-marketable equity securities:
Unrealized gains – Investment F	2,137,021	3,531,464
Unrealized losses (including impairment) – Investment A and B	(6,898,549)	—
Realized gains – Investee B	—	139,122,485
Dividend income	1,154,749	—
Investment (loss) income, net	$(8,937,431)	$130,255,232